EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2025	Income (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2025	2024	2023	2025	2024

Canadian Natural Gas Pipelines
TQM[1]	50%	17	17	17	158	160
Coastal GasLink[1]	35%	95	17	203	896	1,006
U.S. Natural Gas Pipelines
Northern Border	50%	145	130	101	766	647
Millennium	47.5%	70	95	109	(22)	(21)
Iroquois	50%	70	100	98	216	221
Other	Various	16	16	16	137	135
Mexico Natural Gas Pipelines
Sur de Texas	60%	94	283	78	1,427	1,403
Power and Energy Solutions
Bruce Power[1]	48.3%	767	900	690	7,780	7,043
Other	Various	—	—	(2)	—	42
		1,274	1,558	1,310	11,358	10,636
1Classified as a VIE. Refer to Note 31, Variable interest entities, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2025	2024	2023
(millions of Canadian $)

Income
Revenues	7,493	6,962	6,197
Operating and other expenses	(4,412)	(3,783)	(3,343)
Net income	2,405	3,026	2,457
Net income attributable to TC Energy	1,274	1,558	1,310

at December 31	2025	2024
(millions of Canadian $)

Balance Sheet
Current assets	3,438	3,959
Non-current assets	47,233	44,835
Current liabilities	(1,888)	(2,111)
Non-current liabilities	(22,389)	(21,729)

Schedule of Distribution Received and Contribution made to Equity Investments
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2025, 2024 and 2023 were as follows:

year ended December 31	2025	2024	2023
(millions of Canadian $)

Distributions
Distributions received from operating activities of equity investments	1,616	1,607	1,158
Coastal GasLink LP subordinated loan repayment[1,2]	—	3,147	—
Other[1]	5	539	23
	1,621	5,293	1,181
Contributions[1]
Contributions made to other equity investments	986	719	918
Contributions to Coastal GasLink LP2	65	3,964	3,231
	1,051	4,683	4,149
1Included in Investing activities in the Consolidated statement of cash flows.
2In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the balance owing to TC Energy under the subordinated loan agreement. The contribution and repayment were included in Investing activities in the Consolidated statement of cash flows. Refer to Note 11, Loans with affiliates, for additional information.